CAPITAL AND FINANCIAL RISK MANAGEMENT - Currency risk management impact on OCI (Details) - Currency risk - Foreign currency forward and collar contracts $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
CAPITAL AND FINANCIAL RISK MANAGEMENT
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Canadian dollars
CAPITAL AND FINANCIAL RISK MANAGEMENT
Strengthening in U.S dollar Effect on OCI before taxes, gain (loss)	$ (16.6)
Weakening in U.S dollar Effect on OCI before taxes, gain (loss)	20.3
Chilean pesos
CAPITAL AND FINANCIAL RISK MANAGEMENT
Strengthening in U.S dollar Effect on OCI before taxes, gain (loss)	(6.4)
Weakening in U.S dollar Effect on OCI before taxes, gain (loss)	10.4
Brazilian reais
CAPITAL AND FINANCIAL RISK MANAGEMENT
Strengthening in U.S dollar Effect on OCI before taxes, gain (loss)	(6.3)
Weakening in U.S dollar Effect on OCI before taxes, gain (loss)	$ 11.9